Condensed Consolidated Statements Of Changes In Shareholders' Deficit (Parentheticals) - $ / shares	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Series A Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared (in dollars per share)	$ 18.75	$ 18.75	$ 18.75	$ 18.75	$ 75	$ 75
Series1 Preferred Stock [Member]
Preferred Stock, Dividends Per Share, Declared (in dollars per share)	$ 17.5	$ 17.5	$ 17.5	$ 17.5	$ 70	$ 70